BIOLOGICAL ASSETS - Disclosure of detailed information about unobservable inputs and their impact on fair value (Details) $ / Gram in Units, $ in Thousands	12 Months Ended
	Aug. 31, 2022 CAD ($) g $ / Gram	Aug. 31, 2021 CAD ($) g $ / Gram
Disclosure of detailed information about biological assets [abstract]
Average selling price input values per gram (in CAD per gram) | $ / Gram	$ / Gram 1.49	$ / Gram 2.54
Average yield per plant (in gram) | g	132	129
Increase decrease per gram, selling price, sensitivity	10.00%
Increase decrease per gram, yield per plant, sensitivity (in gram) | g	10
Effect on fair value of increase or decrease in average net selling price by 10% per gram | $	$ / Gram 1,766	$ / Gram 1,212
Effect on fair value of increase or decrease in average yield per plant by 10 grams | $	$ / Gram 1,339	$ / Gram 937